Distribution Date:	04/17/24	BANK 2017-BNK5
Determination Date:	04/11/24
Next Distribution Date:	05/17/24
Record Date:	03/28/24	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		General Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	16-18	General Special Servicer	LNR Partners, LLC
Principal Prepayment Detail	19		Heather Bennett and Job Warshaw		lnr.cmbs.notices@lnrproperty.com
Historical Detail	20		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Delinquency Loan Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	22		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	26				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	28
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	29
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541WAS1	1.909000%	37,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06541WAT9	2.987000%	98,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06541WAU6	3.179000%	52,700,000.00	33,056,863.51	890,310.67	87,573.14	0.00	0.00	977,883.81	32,166,552.84	34.99%	30.00%
A-3	06541WAV4	3.020000%	52,700,000.00	42,015,645.38	0.00	105,739.37	0.00	0.00	105,739.37	42,015,645.38	34.99%	30.00%
A-4	06541WAW2	3.131000%	270,000,000.00	270,000,000.00	0.00	704,475.00	0.00	0.00	704,475.00	270,000,000.00	34.99%	30.00%
A-5	06541WAX0	3.390000%	307,906,000.00	307,906,000.00	0.00	869,834.45	0.00	0.00	869,834.45	307,906,000.00	34.99%	30.00%
A-S	06541WBA9	3.624000%	140,367,000.00	140,367,000.00	0.00	423,908.34	0.00	0.00	423,908.34	140,367,000.00	20.99%	18.00%
B	06541WBB7	3.896000%	55,562,000.00	55,562,000.00	0.00	180,391.29	0.00	0.00	180,391.29	55,562,000.00	15.45%	13.25%
C	06541WBC5	4.330739%	40,940,000.00	40,940,000.00	0.00	147,750.38	0.00	0.00	147,750.38	40,940,000.00	11.37%	9.75%
D	06541WAC6	3.078000%	42,403,000.00	42,403,000.00	0.00	108,763.69	0.00	0.00	108,763.69	42,403,000.00	7.14%	6.13%
E	06541WAE2	4.330739%	24,856,000.00	24,856,000.00	0.00	89,704.04	0.00	0.00	89,704.04	24,856,000.00	4.66%	4.00%
F	06541WAG7	4.330739%	11,698,000.00	11,698,000.00	0.00	42,217.49	0.00	0.00	42,217.49	11,698,000.00	3.50%	3.00%
G	06541WAJ1	4.330739%	14,621,000.00	14,621,000.00	0.00	52,766.45	0.00	0.00	52,766.45	14,621,000.00	2.04%	1.75%
H*	06541WAL6	4.330739%	20,470,946.00	20,470,946.00	0.00	69,538.76	0.00	0.00	69,538.76	20,470,946.00	0.00%	0.00%
RR Interest	BCC2DPUK9	4.330739%	61,564,418.24	52,836,655.55	46,858.46	190,456.39	0.00	0.00	237,314.85	52,789,797.09	0.00%	0.00%
V	06541WAP7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541WAQ5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,231,288,364.24	1,056,733,110.44	937,169.13	3,073,118.79	0.00	0.00	4,010,287.92	1,055,795,941.31

X-A	06541WAY8	1.082322%	818,806,000.00	652,978,508.89	0.00	588,944.26	0.00	0.00	588,944.26	652,088,198.22
X-B	06541WAZ5	0.520785%	236,869,000.00	236,869,000.00	0.00	102,798.16	0.00	0.00	102,798.16	236,869,000.00
X-D	06541WAA0	1.252739%	42,403,000.00	42,403,000.00	0.00	44,266.57	0.00	0.00	44,266.57	42,403,000.00
Notional SubTotal			1,098,078,000.00	932,250,508.89	0.00	736,008.99	0.00	0.00	736,008.99	931,360,198.22

Deal Distribution Total					937,169.13	3,809,127.78	0.00	0.00	4,746,296.91

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541WAS1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06541WAT9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06541WAU6	627.26496224	16.89394061	1.66172941	0.00000000	0.00000000	0.00000000	0.00000000	18.55567002	610.37102163
A-3	06541WAV4	797.26082315	0.00000000	2.00643966	0.00000000	0.00000000	0.00000000	0.00000000	2.00643966	797.26082315
A-4	06541WAW2	1,000.00000000	0.00000000	2.60916667	0.00000000	0.00000000	0.00000000	0.00000000	2.60916667	1,000.00000000
A-5	06541WAX0	1,000.00000000	0.00000000	2.82500000	0.00000000	0.00000000	0.00000000	0.00000000	2.82500000	1,000.00000000
A-S	06541WBA9	1,000.00000000	0.00000000	3.02000000	0.00000000	0.00000000	0.00000000	0.00000000	3.02000000	1,000.00000000
B	06541WBB7	1,000.00000000	0.00000000	3.24666661	0.00000000	0.00000000	0.00000000	0.00000000	3.24666661	1,000.00000000
C	06541WBC5	1,000.00000000	0.00000000	3.60894919	0.00000000	0.00000000	0.00000000	0.00000000	3.60894919	1,000.00000000
D	06541WAC6	1,000.00000000	0.00000000	2.56499988	0.00000000	0.00000000	0.00000000	0.00000000	2.56499988	1,000.00000000
E	06541WAE2	1,000.00000000	0.00000000	3.60894915	0.00000000	0.00000000	0.00000000	0.00000000	3.60894915	1,000.00000000
F	06541WAG7	1,000.00000000	0.00000000	3.60894939	0.00000000	0.00000000	0.00000000	0.00000000	3.60894939	1,000.00000000
G	06541WAJ1	1,000.00000000	0.00000000	3.60894946	0.00000000	0.00000000	0.00000000	0.00000000	3.60894946	1,000.00000000
H	06541WAL6	1,000.00000000	0.00000000	3.39694902	0.21199997	1.23426734	0.00000000	0.00000000	3.39694902	1,000.00000000
RR Interest	BCC2DPUK9	858.23365282	0.76112893	3.09361146	0.00371010	0.02160046	0.00000000	0.00000000	3.85474040	857.47252389
V	06541WAP7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541WAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06541WAY8	797.47645827	0.00000000	0.71927204	0.00000000	0.00000000	0.00000000	0.00000000	0.71927204	796.38913029
X-B	06541WAZ5	1,000.00000000	0.00000000	0.43398739	0.00000000	0.00000000	0.00000000	0.00000000	0.43398739	1,000.00000000
X-D	06541WAA0	1,000.00000000	0.00000000	1.04394901	0.00000000	0.00000000	0.00000000	0.00000000	1.04394901	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/24 - 03/30/24	30	0.00	87,573.14	0.00	87,573.14	0.00	0.00	0.00	87,573.14	0.00
A-3	03/01/24 - 03/30/24	30	0.00	105,739.37	0.00	105,739.37	0.00	0.00	0.00	105,739.37	0.00
A-4	03/01/24 - 03/30/24	30	0.00	704,475.00	0.00	704,475.00	0.00	0.00	0.00	704,475.00	0.00
A-5	03/01/24 - 03/30/24	30	0.00	869,834.45	0.00	869,834.45	0.00	0.00	0.00	869,834.45	0.00
X-A	03/01/24 - 03/30/24	30	0.00	588,944.26	0.00	588,944.26	0.00	0.00	0.00	588,944.26	0.00
X-B	03/01/24 - 03/30/24	30	0.00	102,798.16	0.00	102,798.16	0.00	0.00	0.00	102,798.16	0.00
A-S	03/01/24 - 03/30/24	30	0.00	423,908.34	0.00	423,908.34	0.00	0.00	0.00	423,908.34	0.00
X-D	03/01/24 - 03/30/24	30	0.00	44,266.57	0.00	44,266.57	0.00	0.00	0.00	44,266.57	0.00
B	03/01/24 - 03/30/24	30	0.00	180,391.29	0.00	180,391.29	0.00	0.00	0.00	180,391.29	0.00
C	03/01/24 - 03/30/24	30	0.00	147,750.38	0.00	147,750.38	0.00	0.00	0.00	147,750.38	0.00
D	03/01/24 - 03/30/24	30	0.00	108,763.69	0.00	108,763.69	0.00	0.00	0.00	108,763.69	0.00
E	03/01/24 - 03/30/24	30	0.00	89,704.04	0.00	89,704.04	0.00	0.00	0.00	89,704.04	0.00
F	03/01/24 - 03/30/24	30	0.00	42,217.49	0.00	42,217.49	0.00	0.00	0.00	42,217.49	0.00
G	03/01/24 - 03/30/24	30	0.00	52,766.45	0.00	52,766.45	0.00	0.00	0.00	52,766.45	0.00
H	03/01/24 - 03/30/24	30	20,851.52	73,878.60	0.00	73,878.60	4,339.84	0.00	0.00	69,538.76	25,266.62
RR Interest	03/01/24 - 03/30/24	30	1,097.45	190,684.80	0.00	190,684.80	228.41	0.00	0.00	190,456.39	1,329.82
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			21,948.97	3,813,696.03	0.00	3,813,696.03	4,568.25	0.00	0.00	3,809,127.78	26,596.44

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,746,296.91
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,831,935.70	Master Servicing Fee	11,012.06
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,887.70
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	454.98
ARD Interest	0.00	Operating Advisor Fee	1,376.53
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	218.39
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,831,935.70	Total Fees	18,239.67

Principal		Expenses/Reimbursements
Scheduled Principal	937,169.13	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	4,568.26
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	937,169.13	Total Expenses/Reimbursements	4,568.26

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,809,127.78
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	937,169.13
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,746,296.91
Total Funds Collected	4,769,104.83	Total Funds Distributed	4,769,104.84

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,056,733,111.04	1,056,733,111.04	Beginning Certificate Balance	1,056,733,110.44
(-) Scheduled Principal Collections	937,169.13	937,169.13	(-) Principal Distributions	937,169.13
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,055,795,941.91	1,055,795,941.91	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,056,733,111.04	1,056,733,111.04	Ending Certificate Balance	1,055,795,941.31
Ending Actual Collateral Balance	1,055,803,071.23	1,055,803,071.23

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.60)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.60)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.33%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	16,935,158.22	1.60%	36	4.4463	NAP	Defeased	4	16,935,158.22	1.60%	36	4.4463	NAP
5,000,000 or less	34	94,193,799.46	8.92%	36	4.3481	1.724750	1.30 or less	14	105,130,772.48	9.96%	36	4.4438	0.739496
5,000,001 to 10,000,000	14	103,150,736.80	9.77%	37	4.3936	2.510199	1.31 to 1.40	4	63,816,913.98	6.04%	37	4.1218	1.362233
10,000,001 to 15,000,000	8	104,299,376.79	9.88%	33	4.3852	2.155506	1.41 to 1.50	3	47,310,990.25	4.48%	36	4.5270	1.479710
15,000,001 to 20,000,000	6	104,016,275.23	9.85%	36	4.4482	1.932358	1.51 to 1.60	4	92,107,045.85	8.72%	38	4.4994	1.594686
20,000,001 to 35,000,000	6	144,161,328.13	13.65%	37	4.4164	1.653145	1.61 to 1.80	17	252,597,274.24	23.92%	37	4.2420	1.721909
35,000,001 to 50,000,000	6	245,517,477.35	23.25%	32	3.8331	2.778115	1.81 to 2.00	5	34,226,115.13	3.24%	37	4.3219	1.888598
50,000,001 or greater	4	243,521,789.93	23.07%	38	4.1474	1.706036	2.01 to 2.25	11	179,651,464.31	17.02%	35	4.2237	2.134059
Totals	82	1,055,795,941.91	100.00%	35	4.2109	2.112512	2.26 to 2.50	2	6,465,886.09	0.61%	37	4.3836	2.384024
							2.51 or greater	18	257,554,321.36	24.39%	32	3.9028	3.506447
							Totals	82	1,055,795,941.91	100.00%	35	4.2109	2.112512
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	16,935,158.22	1.60%	36	4.4463	NAP	Pennsylvania	4	3,038,062.18	0.29%	30	4.2890	2.069414
Alabama	3	18,943,363.39	1.79%	34	4.3364	1.644574	South Carolina	3	6,730,509.09	0.64%	35	4.6103	1.781829
Arizona	3	8,205,477.03	0.78%	27	4.4965	3.027872	Tennessee	4	14,289,394.41	1.35%	37	4.3400	2.795600
Arkansas	1	261,987.65	0.02%	38	4.4860	1.596500	Texas	36	189,755,128.39	17.97%	36	4.2079	2.099983
California	34	356,277,235.54	33.74%	36	4.1320	2.667722	Utah	2	16,624,557.12	1.57%	37	4.1379	1.694881
Colorado	3	14,320,800.00	1.36%	37	4.0024	2.996741	Virginia	5	26,632,803.40	2.52%	34	4.4201	1.655930
Connecticut	3	23,653,556.17	2.24%	33	4.0518	2.176858	Washington	3	11,917,302.57	1.13%	37	4.0221	1.678062
Florida	4	2,055,092.13	0.19%	2	3.5628	3.812800	Wisconsin	5	3,894,522.43	0.37%	14	3.7638	3.043420
Georgia	2	5,946,911.69	0.56%	35	4.7898	1.754886	Wyoming	1	771,963.18	0.07%	38	4.4860	1.596500
Illinois	5	15,271,187.42	1.45%	36	4.6952	1.835032	Totals	202	1,055,795,941.91	100.00%	35	4.2109	2.112512
Indiana	7	10,932,856.29	1.04%	19	3.9942	2.777291
									Property Type³
Iowa	1	351,707.72	0.03%	2	3.5628	3.812800
Kentucky	1	1,355,041.79	0.13%	38	4.4860	1.596500		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	1	290,158.87	0.03%	2	3.5628	3.812800		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	4	12,386,552.10	1.17%	28	4.4845	2.088747	Defeased	4	16,935,158.22	1.60%	36	4.4463	NAP
Michigan	7	14,652,785.97	1.39%	26	3.9026	2.326319	Industrial	28	40,179,278.52	3.81%	12	3.8894	3.312084
Minnesota	6	23,141,508.97	2.19%	32	4.7679	1.491787	Lodging	68	135,993,457.99	12.88%	37	4.6169	1.444574
Missouri	5	30,507,973.39	2.89%	35	4.4811	2.222215	Mixed Use	2	64,998,727.57	6.16%	36	4.0835	2.070374
Nevada	1	394,072.51	0.04%	2	3.5628	3.812800	Multi-Family	25	87,464,488.38	8.28%	37	4.1385	1.301140
New Jersey	1	1,330,404.70	0.13%	38	4.4860	1.596500	Office	22	164,689,382.29	15.60%	35	4.1957	1.641619
New York	27	221,666,763.97	21.00%	37	4.0235	1.782519	Other	12	45,400,000.00	4.30%	36	3.7950	1.718000
North Carolina	5	49,000,658.57	4.64%	36	4.7336	0.630814	Retail	21	441,510,360.00	41.82%	37	4.1439	2.449771
Ohio	6	6,194,727.03	0.59%	32	4.3463	2.213252	Self Storage	20	116,402,866.71	11.03%	37	4.3144	3.024456
Oklahoma	4	4,184,596.14	0.40%	36	4.5622	1.673559	Totals	202	1,055,795,941.91	100.00%	35	4.2109	2.112512
Oregon	1	1,658,899.64	0.16%	38	4.4860	1.596500

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	16,935,158.22	1.60%	36	4.4463	NAP	Defeased	4	16,935,158.22	1.60%	36	4.4463	NAP
	4.00000% or less	28	356,251,276.04	33.74%	33	3.8039	2.451122	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.50000%	26	469,531,574.14	44.47%	38	4.2502	2.093051	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 5.00000%	22	204,412,714.52	19.36%	34	4.7712	1.532922	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	2	8,665,218.99	0.82%	36	5.1398	1.585550	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	82	1,055,795,941.91	100.00%	35	4.2109	2.112512	49 months or greater	78	1,038,860,783.69	98.40%	35	4.2071	2.101395
								Totals	82	1,055,795,941.91	100.00%	35	4.2109	2.112512
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	16,935,158.22	1.60%	36	4.4463	NAP	Defeased	4	16,935,158.22	1.60%	36	4.4463	NAP
	60 months or less	78	1,038,860,783.69	98.40%	35	4.2071	2.101395	Interest Only	20	507,890,258.13	48.10%	34	4.0174	2.657351
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	50	508,404,295.98	48.15%	36	4.4094	1.581272
85 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	8	22,566,229.58	2.14%	37	3.9171	1.306763
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	82	1,055,795,941.91	100.00%	35	4.2109	2.112512
	Totals	82	1,055,795,941.91	100.00%	35	4.2109	2.112512
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	16,935,158.22	1.60%	36	4.4463	NAP			No outstanding loans in this group
Underwriter's Information		4	75,679,000.00	7.17%	38	3.7846	2.953499
	1 year or less	48	877,626,404.24	83.12%	35	4.2552	2.085089
	1 year to 2 years	24	79,548,119.36	7.53%	37	4.0350	1.534793
	2 years or greater	2	6,007,260.09	0.57%	35	4.7774	1.251828
	Totals	82	1,055,795,941.91	100.00%	35	4.2109	2.112512
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310941125	RT	Torrance	CA	Actual/360	3.658%	115,968.25	0.00	0.00	N/A	06/01/27	--	36,821,000.00	36,821,000.00	04/01/24
1A	307980001				Actual/360	3.658%	115,968.25	0.00	0.00	N/A	06/01/27	--	36,821,000.00	36,821,000.00	04/01/24
1B	307980101				Actual/360	3.658%	25,759.87	0.00	0.00	N/A	06/01/27	--	8,179,000.00	8,179,000.00	04/01/24
1C	310941339				Actual/360	3.658%	25,759.87	0.00	0.00	N/A	06/01/27	--	8,179,000.00	8,179,000.00	04/01/24
2	307980002	LO	Various	Various	Actual/360	4.486%	280,063.47	0.00	0.00	N/A	06/01/27	--	72,500,000.00	72,500,000.00	04/01/24
3	1749473	OF	White Plains	NY	Actual/360	4.076%	221,499.73	103,720.11	0.00	N/A	07/01/27	--	63,107,333.07	63,003,612.96	04/01/24
4	310939172	RT	The Woodlands	TX	Actual/360	4.085%	149,499.65	0.00	0.00	N/A	06/01/27	--	42,500,000.00	42,500,000.00	04/01/24
4A	307980004				Actual/360	4.085%	79,146.88	0.00	0.00	N/A	06/01/27	--	22,500,000.00	22,500,000.00	04/01/24
5	307980005	MU	New York	NY	Actual/360	3.954%	190,668.13	0.00	0.00	N/A	05/06/27	--	56,000,000.00	56,000,000.00	04/06/24
6	310939983	RT	San Jose	CA	Actual/360	3.970%	178,131.62	88,253.31	0.00	05/11/27	05/11/29	--	52,106,430.28	52,018,176.97	04/11/24
8	307980008	98	Various	Various	Actual/360	3.795%	148,363.42	0.00	0.00	04/06/27	04/06/28	--	45,400,000.00	45,400,000.00	04/06/24
9	307980009	Various Various		Various	Actual/360	3.563%	128,258.22	0.00	0.00	N/A	06/05/24	--	41,805,258.13	41,805,258.13	04/05/24
10	310940170	OF	Anaheim	CA	Actual/360	4.195%	152,550.96	60,044.58	0.00	N/A	06/11/27	--	42,230,263.80	42,170,219.22	04/11/24
11	310939637	SS	Various	CA	Actual/360	4.100%	117,390.97	0.00	0.00	N/A	05/01/27	--	33,250,000.00	33,250,000.00	04/01/24
12	310939161	LO	Glen Allen	VA	Actual/360	4.490%	85,641.89	42,905.30	0.00	N/A	04/11/27	--	22,150,356.12	22,107,450.82	04/11/24
13	600939206	LO	Charlotte	NC	Actual/360	4.900%	93,346.46	39,335.22	0.00	N/A	04/11/27	--	22,122,925.60	22,083,590.38	04/11/24
14	300801608	RT	New York	NY	Actual/360	4.420%	87,540.56	0.00	0.00	N/A	05/01/27	--	23,000,000.00	23,000,000.00	04/01/24
15	600938902	OF	Raleigh	NC	Actual/360	4.680%	85,517.76	0.00	0.00	N/A	05/11/27	--	21,220,286.93	21,220,286.93	02/11/24
16	1749067	RT	Shelton	CT	Actual/360	4.120%	69,681.16	39,299.68	0.00	N/A	06/01/27	--	19,640,791.39	19,601,491.71	04/01/24
17	310938721	LO	Brooklyn Park	MN	Actual/360	4.930%	82,090.18	34,405.50	0.00	N/A	03/11/27	--	19,336,822.30	19,302,416.80	04/11/24
19	310939178	OF	Birmingham	AL	Actual/360	4.390%	67,072.50	27,959.87	0.00	N/A	04/11/27	--	17,742,744.26	17,714,784.39	04/11/24
21	1546629	MF	Platte City	MO	Actual/360	4.700%	66,105.74	21,025.41	0.00	N/A	05/01/27	--	16,333,607.74	16,312,582.33	04/01/24
22	310940007	RT	San Antonio	TX	Actual/360	4.620%	58,196.19	27,101.30	0.00	N/A	05/11/27	--	14,628,285.21	14,601,183.91	04/11/24
23	410938214	SS	Various	TN	Actual/360	4.340%	53,506.50	27,789.46	0.00	N/A	05/11/27	--	14,317,183.88	14,289,394.42	04/11/24
24	310939400	RT	New York	NY	Actual/360	3.990%	54,973.33	0.00	0.00	N/A	04/11/27	--	16,000,000.00	16,000,000.00	04/11/24
25	300801605	RT	Plano	TX	Actual/360	4.425%	56,963.14	20,381.63	0.00	N/A	05/01/27	--	14,949,321.32	14,928,939.69	04/01/24
26	310938213	RT	Lawndale	CA	Actual/360	4.540%	58,973.97	0.00	0.00	N/A	03/11/27	--	15,085,000.00	15,085,000.00	04/11/24
27	300801609	SS	Los Angeles	CA	Actual/360	4.165%	53,797.92	0.00	0.00	N/A	05/01/27	--	15,000,000.00	15,000,000.00	04/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	470103450	MF	New York	NY	Actual/360	3.810%	37,411.93	35,024.43	0.00	N/A	04/01/27	--	11,403,178.07	11,368,153.64	04/01/24
30	310939849	RT	Vacaville	CA	Actual/360	4.700%	45,072.79	30,512.64	0.00	N/A	05/11/27	--	11,136,723.39	11,106,210.75	04/11/24
31	1749254	RT	Manchester	MO	Actual/360	4.320%	46,500.00	0.00	0.00	N/A	06/01/27	--	12,500,000.00	12,500,000.00	04/01/24
32	300801607	RT	Corona	CA	Actual/360	4.745%	42,983.85	14,364.21	0.00	N/A	05/01/24	--	10,519,858.59	10,505,494.38	04/01/24
33	1749214	SS	Van Nuys	CA	Actual/360	4.490%	35,736.99	17,402.60	0.00	N/A	06/01/27	--	9,242,989.03	9,225,586.43	04/01/24
34	610936527	MU	Santa Cruz	CA	Actual/360	4.890%	37,961.10	16,376.10	0.00	N/A	01/11/27	--	9,015,103.67	8,998,727.57	04/11/24
35	600938789	RT	Chicago	IL	Actual/360	4.700%	36,013.61	16,368.81	0.00	N/A	04/11/27	--	8,898,353.74	8,881,984.93	04/11/24
36	310939631	SS	Various	CA	Actual/360	4.100%	34,422.92	0.00	0.00	N/A	05/01/27	--	9,750,000.00	9,750,000.00	04/01/24
37	470103760	MF	Bayside	NY	Actual/360	3.880%	27,742.59	9,202.98	0.00	N/A	05/01/27	--	8,303,402.89	8,294,199.91	04/01/24
38	470102980	MF	Annapolis	MD	Actual/360	4.960%	32,041.69	13,201.80	0.00	N/A	04/01/27	--	7,501,956.84	7,488,755.04	04/01/24
39	300801606	RT	Easley	SC	Actual/360	4.690%	25,307.46	11,473.16	0.00	N/A	05/01/27	--	6,266,377.49	6,254,904.33	04/01/24
40	300801611	SS	Oceanside	CA	Actual/360	4.768%	24,958.06	7,712.74	0.00	N/A	05/01/27	--	6,078,764.42	6,071,051.68	04/01/24
41	1748780	RT	Magna	UT	Actual/360	4.820%	23,124.30	9,217.01	0.00	N/A	06/01/27	--	5,571,374.13	5,562,157.12	04/01/24
42	300801629	SS	League City	TX	Actual/360	4.639%	21,238.76	9,762.90	0.00	N/A	06/01/27	--	5,316,741.76	5,306,978.86	04/01/24
43	300801604	SS	Grand Junction	CO	Actual/360	4.065%	21,002.50	0.00	0.00	N/A	05/01/27	--	6,000,000.00	6,000,000.00	04/01/24
44	410938602	OF	Redding	CA	Actual/360	4.450%	19,919.86	8,666.18	0.00	N/A	04/11/27	--	5,198,369.02	5,189,702.84	04/11/24
45	470102110	MF	Yonkers	NY	Actual/360	3.790%	15,547.32	10,049.03	0.00	N/A	06/01/27	--	4,763,838.94	4,753,789.91	04/01/24
46	300801615	SS	Irving	TX	Actual/360	4.793%	20,979.08	7,330.01	0.00	N/A	06/01/27	--	5,082,996.96	5,075,666.95	04/01/24
47	300801628	SS	League City	TX	Actual/360	4.639%	18,522.17	8,514.16	0.00	N/A	06/01/27	--	4,636,693.52	4,628,179.36	04/01/24
48	410939028	SS	Los Angeles	CA	Actual/360	4.950%	21,212.83	6,142.88	0.00	N/A	03/11/27	--	4,976,617.57	4,970,474.69	04/11/24
49	1648432	OF	Los Angeles	CA	Actual/360	4.760%	7,992.38	45,504.73	0.00	N/A	06/01/27	--	1,949,888.42	1,904,383.69	04/01/24
50	300801603	SS	Grand Junction	CO	Actual/360	4.065%	17,502.08	0.00	0.00	N/A	05/01/27	--	5,000,000.00	5,000,000.00	04/01/24
51	410939090	SS	Glendale	AZ	Actual/360	4.900%	20,445.53	6,090.81	0.00	N/A	02/11/27	--	4,845,550.84	4,839,460.03	04/11/24
52	410938848	RT	Duluth	GA	Actual/360	5.130%	19,609.91	7,629.82	0.00	N/A	03/11/27	--	4,439,141.51	4,431,511.69	04/11/24
53	410939570	IN	Greensboro	NC	Actual/360	4.300%	15,578.96	8,174.87	0.00	N/A	06/11/27	--	4,207,370.37	4,199,195.50	04/11/24
54	307980054	RT	Houston	TX	Actual/360	5.150%	18,806.93	7,129.32	0.00	N/A	06/01/27	--	4,240,836.62	4,233,707.30	03/01/24
55	300801612	RT	Various	TX	Actual/360	4.350%	16,110.14	6,789.20	0.00	N/A	05/01/27	--	4,300,816.10	4,294,026.90	04/01/24
56	410938199	IN	El Dorado Hills	CA	Actual/360	4.960%	18,248.20	6,066.07	0.00	N/A	03/11/27	--	4,272,472.13	4,266,406.06	04/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
57	300801602	MH	Vancouver	WA	Actual/360	4.150%	16,081.25	0.00	0.00	N/A	12/01/26	--	4,500,000.00	4,500,000.00	04/01/24
58	470103240	MF	Yonkers	NY	Actual/360	3.930%	12,592.77	7,762.94	0.00	N/A	04/01/27	--	3,721,083.87	3,713,320.93	04/01/24
59	410939508	RT	Oak Park	IL	Actual/360	4.850%	14,877.64	6,388.34	0.00	N/A	04/11/27	--	3,562,321.69	3,555,933.35	04/11/24
60	470103390	MF	Bronxville	NY	Actual/360	4.030%	12,041.34	7,124.52	0.00	N/A	04/01/27	--	3,469,848.55	3,462,724.03	04/01/24
61	470103280	MF	New York	NY	Actual/360	3.850%	11,453.36	7,298.97	0.00	N/A	04/01/27	--	3,454,721.45	3,447,422.48	04/01/24
62	600935595	IN	EL Cajon	CA	Actual/360	4.760%	13,932.77	4,345.99	0.00	N/A	04/11/27	--	3,399,157.07	3,394,811.08	04/11/24
63	470104030	MF	Bronx	NY	Actual/360	3.900%	10,848.80	3,562.12	0.00	N/A	05/01/27	--	3,230,411.07	3,226,848.95	04/01/24
65	307980065	SS	Edmond	OK	Actual/360	4.670%	11,807.69	4,989.49	0.00	N/A	06/01/27	--	2,936,222.01	2,931,232.52	04/01/24
67	470103830	MF	Poughkeepsie	NY	Actual/360	3.840%	9,459.88	3,189.45	0.00	N/A	06/01/27	--	2,860,849.86	2,857,660.41	04/01/24
68	470103210	MF	Briarwood	NY	Actual/360	3.900%	8,731.58	5,418.47	0.00	N/A	05/01/27	--	2,599,973.49	2,594,555.02	04/01/24
69	410932696	RT	Cincinnati	OH	Actual/360	4.450%	8,346.19	6,197.66	0.00	N/A	04/11/27	--	2,178,056.85	2,171,859.19	04/11/24
70	300801610	MU	New York	NY	Actual/360	4.214%	9,071.81	0.00	0.00	N/A	05/01/27	--	2,500,000.00	2,500,000.00	04/01/24
71	470103420	MF	New York	NY	Actual/360	3.930%	7,803.92	2,535.97	0.00	N/A	04/01/27	--	2,306,008.73	2,303,472.76	04/01/24
72	470102840	MF	New York	NY	Actual/360	4.150%	8,268.80	2,414.09	0.00	N/A	03/01/27	--	2,313,849.37	2,311,435.28	04/01/24
73	470103300	MF	Hartsdale	NY	Actual/360	4.050%	7,566.82	4,440.74	0.00	N/A	04/01/27	--	2,169,696.77	2,165,256.03	04/01/24
74	470103700	MF	Mount Vernon	NY	Actual/360	3.880%	6,946.09	4,346.47	0.00	N/A	05/01/27	--	2,078,975.89	2,074,629.42	04/01/24
76	470103810	MF	New York	NY	Actual/360	3.960%	5,456.00	0.00	0.00	N/A	05/01/27	--	1,600,000.00	1,600,000.00	04/01/24
78	470103470	MF	New York	NY	Actual/360	3.990%	4,283.66	1,350.12	0.00	N/A	04/01/27	--	1,246,761.04	1,245,410.92	04/01/24
79	470103530	MF	New York	NY	Actual/360	3.990%	4,019.74	2,417.59	0.00	N/A	04/01/27	--	1,169,945.86	1,167,528.27	04/01/24
80	470104060	MF	New York	NY	Actual/360	3.870%	3,996.12	1,332.45	0.00	N/A	05/01/27	--	1,199,136.48	1,197,804.03	04/01/24
81	470104180	MF	New York	NY	Actual/360	3.890%	3,700.51	2,305.96	0.00	N/A	05/01/27	--	1,104,722.45	1,102,416.49	04/01/24
82	470103900	MF	Yonkers	NY	Actual/360	3.900%	3,797.08	1,246.74	0.00	N/A	05/01/27	--	1,130,644.06	1,129,397.32	04/01/24
83	470104160	MF	Bronxville	NY	Actual/360	3.780%	3,417.52	2,230.04	0.00	N/A	05/01/27	--	1,049,930.13	1,047,700.09	04/01/24
84	470103260	MF	New York	NY	Actual/360	3.950%	3,533.86	2,160.59	0.00	N/A	04/01/27	--	1,038,945.99	1,036,785.40	04/01/24
86	470103610	MF	Merrick	NY	Actual/360	3.990%	2,984.12	1,784.27	0.00	N/A	05/01/27	--	868,529.26	866,744.99	04/01/24
87	470103940	MF	New York	NY	Actual/360	4.140%	2,485.85	1,398.32	0.00	N/A	05/01/27	--	697,293.05	695,894.73	04/01/24
Totals							3,831,935.70	937,169.13	0.00				1,056,733,111.04	1,055,795,941.91
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	59,104,531.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	52,028,503.00	49,755,813.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	12,219,880.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	16,821,256.91	12,868,897.42	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	67,547,180.00	50,183,612.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,581,974.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	15,005,900.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	52,369,305.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,701,723.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,259,896.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,720,075.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,343,006.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,788,244.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	32,714.36	(29,910.00)	01/01/23	09/30/23	--	0.00	0.00	84,772.22	123,377.54	0.00	0.00
16	2,130,454.15	1,985,350.64	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,209,040.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,028,826.35	1,480,556.98	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,674,454.00	1,409,624.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,578,492.52	1,350,727.10	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,580,151.35	2,081,948.60	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,141,474.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	1,232,094.09	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,578,242.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,935,659.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	897,331.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,960,884.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,528,773.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,636,828.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,347,804.20	1,042,593.40	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,236,174.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,606,840.72	959,102.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	2,652,617.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	401,115.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	803,840.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	733,843.76	576,258.28	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	810,247.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	697,712.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	916,488.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	667,347.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	254,877.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	563,076.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	345,202.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1,536,499.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	654,758.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	990,586.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	588,501.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	526,502.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	433,219.00	344,323.00	01/01/23	09/30/23	--	0.00	0.00	25,634.97	25,634.97	0.00	0.00
55	676,128.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	772,337.90	643,718.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	206,222.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	500,085.74	406,204.01	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	426,509.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	20,959.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	438,245.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	80,447.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	314,125.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	519,871.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	227,915.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	444,415.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	23,980.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	229,808.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	157,306.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	207,555.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	108,086.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
78	218,219.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	36,410.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	144,901.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
81	181,741.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
82	162,780.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
83	209,985.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
84	65,842.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
86	147,353.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
87	93,182.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	343,786,475.06	126,290,914.27				0.00	0.00	110,407.19	149,012.51	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/24	1	21,220,286.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.210922%	4.185859%	35
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	21,220,286.93	0	0.00	0	0.00	4.211082%	4.186017%	36
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.211265%	4.186199%	37
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.211438%	4.191380%	38
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,782,679.21	4.211610%	4.191545%	39
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,655,019.12	0	0.00	4.211108%	4.190857%	40
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.210270%	4.190025%	41
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.210451%	4.190199%	42
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,539,722.75	0	0.00	4.210618%	4.190359%	43
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.209852%	4.189599%	44
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.210031%	4.189771%	45
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.210195%	4.189928%	46
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	600938902	02/11/24	1	1	84,772.22	123,377.54	0.00	21,220,286.93	02/07/24	1
54	307980054	03/01/24	0	B	25,634.97	25,634.97	0.00	4,240,836.62
Totals					110,407.19	149,012.51	0.00	25,461,123.55
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		52,310,753	52,310,753		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		207,204,379	207,204,379		0	0
37 - 48 Months		744,262,634	723,042,347		21,220,287	0
49 - 60 Months		0	0		0	0
> 60 Months		52,018,177	52,018,177		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-24	1,055,795,942	1,034,575,655	21,220,287	0	0	0
Mar-24	1,056,733,111	1,056,733,111	0	0	0	0
Feb-24	1,057,793,253	1,057,793,253	0	0	0	0
Jan-24	1,058,756,254	1,058,756,254	0	0	0	0
Dec-23	1,059,715,618	1,059,715,618	0	0	0	0
Nov-23	1,063,526,404	1,063,526,404	0	0	0	0
Oct-23	1,066,138,985	1,066,138,985	0	0	0	0
Sep-23	1,067,159,839	1,067,159,839	0	0	0	0
Aug-23	1,068,109,935	1,068,109,935	0	0	0	0
Jul-23	1,070,596,170	1,070,596,170	0	0	0	0
Jun-23	1,071,606,368	1,071,606,368	0	0	0	0
May-23	1,072,545,496	1,072,545,496	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	600938902	21,220,286.93	21,220,286.93	32,000,000.00	03/07/17	(184,053.75)	(0.17180)	09/30/23	05/11/27	277
Totals		21,220,286.93	21,220,286.93	32,000,000.00		(184,053.75)

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	600938902	OF	NC	02/07/24	1

The Loan originally transferred NT on 5/22/23 for Borrower's request to modify the Loan. The Property consists of a 15-story, 148K SF office building located in Raleigh, NC. The building was completed in 1965 and extensively updated in 1998 by the prior owner and BB&T, the prior tenant before Sponsors acquired building in '04. The Sponsors completed addl upgrades in 2016 which included the replacement of the cooling towers, rebuild of the original boilers, and replacement of the chiller . The Property is 49% leased. The Loan is performing as the Borrower has been keeping the Loan current on payments and covering shortfalls. A Loan Modification has been conditionally approved and closed on 3/8/2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
15	600938902	0.00	4.68000%	0.00	4.68000%	8	03/08/24	03/08/24	--
17	310938721	20,777,447.63	4.93000%	20,777,447.63 4.93000%		10	07/15/20	06/11/20	08/11/20
20	310939084	17,199,296.59	5.27000%	17,199,296.59 5.27000%		10	05/07/20	05/11/20	06/11/20
Totals		37,976,744.22		37,976,744.22
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	4,568.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	4,568.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		4,568.26

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29